BORROWINGS AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Schedule of Composition of Borrowings and Notes Payable
Composition as of December 31, 2020:

Annual interest rate
Notes payable series D	'Makam'(*) plus 1.2%
Notes payable series F (**)	2.16% fixed
Notes payable series G (***)	4% fixed
Borrowing P (received in 2017)	2.38% fixed
Borrowing Q (received in 2017)	2.5% fixed

 (*)      'Makam' is a variable interest that is based on the yield of 12 month government bonds issued by the Government of Israel. The interest is updated on a quarterly basis.

 The interest rates paid (in annual terms, and including the additional interest of 1.2%) for the period from October 1, 2020 to December 30, 2020 was 1.252%.

 (**)   See also note 15(3) and 15(5).

 (***) See also note 15(2) and 15(6).

Schedule of Changes in Debentures, Including Cash Flows From Financing Activities
The following table details the changes in financial liabilities, including cash flows from financing activities:

		Movements in 2020
	As at December 31, 2019	Cash flows used in financing activities, net	Non cash movements		As at December 31, 2020
			CPI adjustments and other	Against lease ROU asset
	New Israeli Shekels in millions
Non-current borrowings*	191	(52)	(1)		138
Notes payable*	1,589	(154)	22		1,457
Financial liability at fair value	28		(24)		4
Interest payable	8	(49)	58		17
Lease liability	617	(147)	18	214	702
	2,433	(402)	73	214	2,318

*   Including current maturities.

		Movements in 2019
			Non cash movements
	As at December 31, 2018	Cash flows provided by (used in) financing activities, net	Share in PHI's accounts included as at Jan. 1, 2019	Adoption of IFRS 16 as at Jan. 1, 2019	CPI adjustments and other	Against lease ROU asset	As at December 31, 2019
	New Israeli Shekels in millions
Current borrowings		(13)	13
Non-current borrowings*	243	(52)					191
Notes payable*	1,123	453			13		1,589
Financial liability at fair value		37			(9)		28
Interest payable	**	(37)			45		8
Lease liability		(159)		683	20	73	617
	1,366	229	13	683	69	73	2,433

*   Including current maturities.
** Representing an amount of less than NIS 1 million.